Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based on (5)		Net Income (7) ($MM)	Adjusted EBITDA (8) ($MM)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return (6) ($)
2022	8,205,804	(14,145,157)	3,749,364	(17,140,438)	29	80	(275)	(115)
2021	2,484,852	97,433,267	5,640,626	58,679,019	56	113	(487)	(42)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The amounts listed are the amounts of total compensation listed for Mr. Comparato (our CEO) for each corresponding year in the "Total" column of the Summary Compensation Table.The amounts listed represent the average amounts of total compensation listed for our NEOs (excluding Mr. Comparato) for each corresponding year in the "Total" column of the Summary Compensation Table. For 2022 our non-PEO NEOs were Ms. Gomez, Mr. Elworthy, Mr. Fredette, Mr. Narang and Mr. Grimm. For 2021 our non-PEO NEOs were Ms. Gomez, Ms. DiRico, Mr. Elworthy, Mr. Fredette and Mr. Narang.
Peer Group Issuers, Footnote [Text Block]	The peer group used was the S&P 500 IT Industry Index, consistent with the peer group used for the stock performance graph in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.
PEO Total Compensation Amount	$ 8,205,804	$ 2,484,852
PEO Actually Paid Compensation Amount	$ (14,145,157)	97,433,267
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts listed in this column represent the amount of "compensation actually paid" to Mr. Comparato, in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the amount of actual compensation earned by or paid to Mr. Comparato in the applicable year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from the Summary Compensation Table total related to pension value is not applicable. The following adjustments were made to Mr. Comparato's total compensation for each year to determine the compensation actually paid:

Year	Summary Compensation Table Total for PEO ($)	Summary Compensation Table Equity Total (a) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year End Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustment ($)	Compensation Actually Paid to PEO ($)
2022	8,205,804	8,175,804	(12,120,356)	7,425,937	1,790,943	(11,271,681)	(14,175,157)	(14,145,157)
2021	2,484,852	2,135,088	36,218,236	4,758,989	691,861	55,414,417	97,083,503	97,433,267
a.The grant date fair value of equity awards as reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year. The value in this column is subtracted from the "Summary Compensation Table Total for PEO" column of this table.

Non-PEO NEO Average Total Compensation Amount	$ 3,749,364	5,640,626
Non-PEO NEO Average Compensation Actually Paid Amount	$ (17,140,438)	58,679,019
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts listed in this column represent the average amount of "compensation actually paid" to our NEOs (excluding Mr. Comparato), in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs in the applicable year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from the Summary Compensation Table total related to pension value is not applicable. The following adjustments were made to our NEOs total compensation for each year to determine the compensation actually paid:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Equity Total (a) ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Year End Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustment ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,749,364	3,474,705	(11,900,420)	3,156,030	761,151	(9,431,858)	(17,415,098)	(17,140,438)
2021	5,640,626	5,240,106	19,793,865	12,813,080	159,190	25,512,365	58,278,499	58,679,019
	a.The average grant date fair value of equity awards as reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year. The value in this column is subtracted from the "Average Summary Compensation Table Total for Non-PEO NEOs" column of this table.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Comparato and the average amount of compensation actually paid to our named executive officers as a group (excluding Mr. Comparato) is aligned with our cumulative TSR over the two years presented in the table. The alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Comparato and to the other named executive officers is comprised of equity awards, the value of which is tied directly to our stock price. Please refer to "Executive Compensation - Compensation Discussion and Analysis," for information about our executive compensation programs.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Comparato and the average amount of compensation actually paid to our named executive officers as a group (excluding Mr. Comparato) is not aligned with our net income results over the two years presented in the table. Our net income performance improved over the two year period reported in the table while the compensation actually paid to Mr. Comparato and the other named executive officers declined over the same period. The lack of alignment of compensation actually paid with our net income over the period presented is because a significant portion of the compensation actually paid to Mr. Comparato and to the other named executive officers is comprised of equity awards, the value of which is tied directly to our stock price, and net income is not used as a metric in the Company’s compensation arrangements. Please refer to "Executive Compensation - Compensation Discussion and Analysis," for information about our executive compensation programs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Adjusted EBITDA
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Comparato and the average amount of compensation actually paid to our named executive officers as a group (excluding Mr. Comparato) is aligned with our Adjusted EBITDA results over the two years presented in the table. Our 2022 short-term incentive bonus plan included Adjusted EBITDA %, which is derived from Adjusted EBITDA, as a bonus financial funding metric. Our 2023 short-term incentive bonus plan also includes Adjusted EBITDA as a bonus financial funding metric. Although the graph below shows alignment between compensation actually paid and our Adjusted EBITDA results over the period presented, the primary reason for the decline in compensation actually paid to Mr. Comparato and to the other named executive officers over the two year period is because a significant portion of the compensation actually paid to Mr. Comparato and to the other named executive officers is comprised of equity awards, the value of which is tied directly to our stock price. Please refer to "Executive Compensation - Compensation Discussion and Analysis," for information about our executive compensation programs.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
As demonstrated by the following graph, the Company's cumulative TSR over the period presented in the table was (48%), while the cumulative TSR of the peer group presented for this purpose, the S&P 500 IT Index, was (29%) over the same period. Our stock price performance was below that of the S&P 500 IT Index although both declined during the period. Following our initial public offering in September 2021, we believe our stock price was subject to greater market volatility during 2022 than the stock prices for technology companies in the S&P 500 IT Index since companies in the index had been in operation and trading publicly for longer periods of time.

Tabular List [Table Text Block]

Adjusted EBITDA (a non-GAAP financial measure)
ARR (a key business metric)

Total Shareholder Return Amount	$ 29	56
Peer Group Total Shareholder Return Amount	80	113
Net Income (Loss)	$ (275,000,000)	$ (487,000,000)
Company Selected Measure Amount	(115,000,000)	(42,000,000)
PEO Name	Mr. Comparato
Additional 402(v) Disclosure [Text Block]	The disclosed values in these columns represent the measurement period value of an investment of $100 as of our IPO date, September 24, 2021, and then valued on each of December 31, 2021 and December 31, 2022.The dollar amounts listed represent the total net income reported in the Company's audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA (a non-GAAP financial measure)
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP financial measure. Please refer to pages 81-82 of Toast's Annual Report on Form 10-K for the fiscal year ended December 31, 2022 for a description and reconciliation of this non-GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ARR (a key business metric)
PEO [Member] | Summary Compensation Table Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,175,804	$ 2,135,088
PEO [Member] | Equity Awards Outstanding During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(12,120,356)	36,218,236
PEO [Member] | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	7,425,937	4,758,989
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,790,943	691,861
PEO [Member] | Equity Awards During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(11,271,681)	55,414,417
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,175,157)	97,083,503
Non-PEO NEO [Member] | Equity Awards Outstanding During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(11,900,420)	19,793,865
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,156,030	12,813,080
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	761,151	159,190
Non-PEO NEO [Member] | Equity Awards During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(9,431,858)	25,512,365
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,415,098)	58,278,499
Non-PEO NEO [Member] | Average Summary Compensation Table Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,474,705	$ 5,240,106